Material accounting policies - Additional Information (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Jan. 01, 2023
Accounting Policies [Line Items]
Low value assets	₩ 6
Expected Loss Rate		30.00%